Details of Significant Accounts - Schedule of Short-Term Borrowings (Details) - Bank Borrowings [Member] - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Details of Significant Accounts - Schedule of Short-Term Borrowings (Details) [Line Items]
Secured borrowings, Balance (in New Dollars)	$ 90,000	$ 90,000	$ 90,000
Secured borrowings, Collateral	Time deposits, Credit Guarantee Fund	Time deposits, Credit Guarantee Fund	Time deposits, Credit Guarantee Fund
Bottom of Range [Member]
Details of Significant Accounts - Schedule of Short-Term Borrowings (Details) [Line Items]
Secured borrowings, Interest rate range	1.93%	1.93%	1.93%
Top of Range [Member]
Details of Significant Accounts - Schedule of Short-Term Borrowings (Details) [Line Items]
Secured borrowings, Interest rate range	2.55%	2.55%	2.55%